Loans and Allowance for Credit Losses (Details 12) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Changes in nonperforming assets
Nonperforming Assets, Balance December 31, 2010	$ 5,048
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	2,890
Advances on Loans	73
Total additions	2,963
Reductions in nonperforming assets
Pay downs, payoffs	(1,462)
Net sales	(918)
Return to Performing Status	(628)
Charge offs	(1,229)
Total reductions	(4,237)
Net additions to (reduction in) nonperforming assets	(1,274)
Nonperforming Assets, Balance December 31, 2011	3,774
Commercial and commercial real estate loans [Member]
Changes in nonperforming assets
Nonperforming Assets, Balance December 31, 2010	2,204
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	1,514
Advances on Loans	68
Total additions	1,582
Reductions in nonperforming assets
Pay downs, payoffs	(677)
Net sales	(463)
Return to Performing Status	(246)
Charge offs	(925)
Total reductions	(2,311)
Net additions to (reduction in) nonperforming assets	(729)
Nonperforming Assets, Balance December 31, 2011	1,475
Credit card other retail and residential mortgages [Member]
Changes in nonperforming assets
Nonperforming Assets, Balance December 31, 2010	1,147
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	750
Advances on Loans	0
Total additions	750
Reductions in nonperforming assets
Pay downs, payoffs	(332)
Net sales	(70)
Return to Performing Status	(91)
Charge offs	(305)
Total reductions	(798)
Net additions to (reduction in) nonperforming assets	(48)
Nonperforming Assets, Balance December 31, 2011	1,099
Covered assets [Member]
Changes in nonperforming assets
Nonperforming Assets, Balance December 31, 2010	1,697
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	626
Advances on Loans	5
Total additions	631
Reductions in nonperforming assets
Pay downs, payoffs	(453)
Net sales	(385)
Return to Performing Status	(291)
Charge offs	1
Total reductions	(1,128)
Net additions to (reduction in) nonperforming assets	(497)
Nonperforming Assets, Balance December 31, 2011	$ 1,200